Putnam Small Cap Value Fund
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value
Aerospace and defense (0.6%)
V2X, Inc.(NON)	32,084	$1,933,061

		1,933,061
Air freight and logistics (0.9%)
GXO Logistics, Inc.(NON)	42,800	2,603,524

		2,603,524
Automobile components (2.0%)
Dorman Products, Inc.(NON)	22,600	3,163,548
Standard Motor Products, Inc.	86,200	2,834,256

		5,997,804
Banks (20.5%)
Amalgamated Financial Corp.	46,800	1,667,484
Atlantic Union Bankshares Corp.	74,532	3,162,393
Axos Financial, Inc.(NON)	41,950	3,475,558
Bancorp, Inc. (The)(NON)	63,500	3,710,305
Business First Bancshares, Inc.	126,700	3,610,950
Coastal Financial Corp./WA(NON)	30,009	2,297,189
Columbia Banking System, Inc.	144,000	4,465,440
ConnectOne Bancorp, Inc.	143,424	3,944,160
Five Star Bancorp	109,797	3,617,811
Metropolitan Bank Holding Corp.(NON)	60,914	3,955,755
MidWestOne Financial Group, Inc.	50,528	1,664,898
NBT Bancorp, Inc.	46,200	2,315,544
Northrim BanCorp, Inc.	25,100	2,135,257
OFG Bancorp (Puerto Rico)	87,800	3,987,876
Origin Bancorp, Inc.	54,600	1,876,056
Popular, Inc. (Puerto Rico)	31,400	3,119,904
QCR Holdings, Inc.	40,691	3,748,048
Southern Missouri Bancorp, Inc.	39,200	2,573,480
SouthState Corp.(S)	30,700	3,398,183
UMB Financial Corp.	29,300	3,676,857

		62,403,148
Biotechnology (3.2%)
MiMedx Group, Inc.(NON)	350,988	3,246,639
Veracyte, Inc.(NON)	104,340	4,481,403
Xencor, Inc.(NON)	78,500	2,009,600

		9,737,642
Building products (1.7%)
AZZ, Inc.	38,500	3,585,890
JELD-WEN Holding, Inc.(NON)	154,400	1,681,416

		5,267,306
Chemicals (0.7%)
HB Fuller Co.	26,400	2,029,896

		2,029,896
Communications equipment (3.1%)
Aviat Networks, Inc.(NON)	125,104	1,980,396
Extreme Networks, Inc.(NON)	233,100	3,869,460
Ribbon Communications, Inc.(NON)	924,500	3,614,795

		9,464,651
Consumer staples distribution and retail (1.0%)
Chefs' Warehouse, Inc. (The)(NON)	68,500	3,062,635

		3,062,635
Containers and packaging (0.9%)
Silgan Holdings, Inc.	48,000	2,761,440

		2,761,440
Diversified consumer services (1.3%)
Perdoceo Education Corp.	143,200	3,930,840

		3,930,840
Diversified REITs (2.0%)
Alpine Income Property Trust, Inc.(R)	167,578	2,997,970
Broadstone Net Lease, Inc.(R)	170,100	2,978,451

		5,976,421
Electric utilities (2.0%)
NRG Energy, Inc.	34,589	3,514,588
Portland General Electric Co.	50,900	2,439,128

		5,953,716
Electrical equipment (0.8%)
Nextracker, Inc. Class A(NON)(S)	66,400	2,533,824

		2,533,824
Electronic equipment, instruments, and components (1.9%)
TTM Technologies, Inc.(NON)	164,400	4,008,072
Vishay Intertechnology, Inc.	97,700	1,866,070

		5,874,142
Energy equipment and services (2.9%)
Helix Energy Solutions Group, Inc.(NON)	252,650	2,700,829
Newpark Resources, Inc.(NON)	484,200	4,047,912
Oceaneering International, Inc.(NON)	71,415	2,141,022

		8,889,763
Entertainment (0.7%)
Lions Gate Entertainment Corp. Class A(NON)(S)	256,978	2,117,499

		2,117,499
Financial services (1.3%)
Walker & Dunlop, Inc.	34,761	3,829,967

		3,829,967
Ground transportation (1.7%)
Covenant Logistics Group, Inc.	42,700	2,480,016
Proficient Auto Logistics, Inc.(NON)	262,944	2,739,876

		5,219,892
Health care equipment and supplies (0.9%)
Integer Holdings Corp.(NON)	19,200	2,697,600

		2,697,600
Health care providers and services (5.4%)
Brookdale Senior Living, Inc.(NON)(S)	464,407	2,637,832
Concentra Group Holdings Parent, Inc.(S)	118,700	2,590,034
DocGo, Inc.(NON)(S)	853,800	3,696,954
ModivCare, Inc.(NON)	92,756	1,742,885
Option Care Health, Inc.(NON)	99,150	2,359,770
Quipt Home Medical Corp.(NON)	519,400	1,391,992
RadNet, Inc.(NON)	24,785	2,026,422

		16,445,889
Health care REITs (0.7%)
Healthcare Realty Trust, Inc.(R)	119,800	2,194,736

		2,194,736
Hotels, restaurants, and leisure (0.8%)
Aramark	57,950	2,357,986

		2,357,986
Household durables (4.2%)
Beazer Homes USA, Inc.(NON)	79,700	2,785,515
Cavco Industries, Inc.(NON)	5,400	2,778,300
Helen of Troy, Ltd.(NON)(S)	44,300	3,248,519
Taylor Morrison Home Corp.(NON)	54,450	4,022,222

		12,834,556
Insurance (3.5%)
Abacus Life, Inc.(NON)	411,500	3,366,070
Horace Mann Educators Corp.	66,031	2,764,718
Kemper Corp.	34,350	2,455,682
Skyward Specialty Insurance Group, Inc.(NON)	39,181	2,120,084

		10,706,554
Interactive media and services (1.2%)
Cargurus, Inc.(NON)	95,800	3,623,156

		3,623,156
Leisure products (1.2%)
MasterCraft Boat Holdings, Inc.(NON)	174,600	3,701,520

		3,701,520
Machinery (3.4%)
Columbus McKinnon Corp./NY	94,266	3,703,711
Douglas Dynamics, Inc.	82,600	2,138,514
Gates Industrial Corp. PLC(NON)	161,782	3,585,089
Hillman Solutions Corp.(NON)	67,450	768,930

		10,196,244
Media (0.1%)
Gray Television, Inc.	39,321	167,901

		167,901
Metals and mining (4.2%)
Alamos Gold, Inc. Class A (Canada)	142,950	2,690,319
Cleveland-Cliffs, Inc.(NON)	225,300	2,804,985
Hecla Mining Co.	405,500	2,238,360
HudBay Minerals, Inc. (Canada)	286,561	2,561,855
Major Drilling Group International, Inc. (Canada)(NON)	388,800	2,385,481

		12,681,000
Mortgage real estate investment trusts (REITs) (4.0%)
AGNC Investment Corp.(R)	147,550	1,425,333
Dynex Capital, Inc.(R)(S)	113,100	1,419,405
Ladder Capital Corp.(R)	272,653	3,233,665
MFA Financial, Inc.(R)	250,100	2,778,611
Rithm Capital Corp.(R)	298,850	3,362,063

		12,219,077
Multi-utilities (1.8%)
Algonquin Power & Utilities Corp. (Canada)(S)	399,300	1,976,535
Unitil Corp.	56,500	3,391,130

		5,367,665
Oil, gas, and consumable fuels (4.8%)
Antero Resources Corp.(NON)	114,700	3,749,543
CNX Resources Corp.(NON)(S)	85,300	3,456,356
Magnolia Oil & Gas Corp. Class A(S)	98,825	2,741,406
Permian Resources Corp.	101,437	1,588,503
Teekay Tankers,. Ltd. Class A (Canada)	37,800	1,521,450
World Fuel Services Corp.(S)	57,400	1,661,730

		14,718,988
Passenger airlines (0.8%)
SkyWest, Inc.(NON)	20,900	2,398,066

		2,398,066
Personal care products (0.9%)
Edgewell Personal Care Co.	77,000	2,816,660

		2,816,660
Pharmaceuticals (1.0%)
Perrigo Co. PLC	101,800	2,905,372

		2,905,372
Professional services (1.3%)
IBEX, Ltd.(NON)	198,419	4,067,590

		4,067,590
Residential REITs (0.8%)
UMH Properties, Inc.(R)	133,100	2,555,520

		2,555,520
Retail REITs (0.9%)
Brixmor Property Group, Inc.(R)	95,900	2,883,713

		2,883,713
Semiconductors and semiconductor equipment (1.0%)
Ichor Holdings, Ltd.(NON)	95,189	3,118,392

		3,118,392
Software (0.9%)
TeraWulf, Inc.(NON)(S)	358,666	2,829,875

		2,829,875
Specialty retail (2.8%)
Camping World Holdings, Inc. Class A	144,925	3,541,967
Haverty Furniture Cos., Inc.	104,300	2,462,523
J. Jill, Inc.	91,465	2,524,434

		8,528,924
Textiles, apparel, and luxury goods (1.4%)
Steven Madden, Ltd.	55,800	2,543,364
Unifi, Inc.(NON)	281,440	1,564,806

		4,108,170
Tobacco (1.1%)
Turning Point Brands, Inc.	54,455	3,370,765

		3,370,765
Trading companies and distributors (1.0%)
Beacon Roofing Supply, Inc.(NON)	27,300	3,085,446

		3,085,446
Water utilities (0.4%)
SJW Group	19,400	1,080,963

		1,080,963

Total common stocks (cost $251,418,943)		$303,249,499

SHORT-TERM INVESTMENTS (7.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.76%(AFF)	22,521,360	$22,521,360
Putnam Short Term Investment Fund Class P 4.78%(AFF)	594,051	594,051

Total short-term investments (cost $23,115,411)		$23,115,411
TOTAL INVESTMENTS

Total investments (cost $274,534,354)		$326,364,910

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $304,272,044.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,472,930	$197,277,917	$194,229,487	$892,706	$22,521,360
	Putnam Short Term Investment Fund Class P†	239,879	52,293,365	51,939,193	67,591	594,051

	Total Short-term investments	$19,712,809	$249,571,282	$246,168,680	$960,297	$23,115,411
*	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
#	At the close of the reporting period, the fund received cash collateral of $22,521,360 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $22,091,860.
†	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,908,556	$—	$—
Consumer discretionary	41,459,800	—	—
Consumer staples	9,250,060	—	—
Energy	23,608,751	—	—
Financials	89,158,746	—	—
Health care	31,786,503	—	—
Industrials	37,304,953	—	—
Information technology	21,287,060	—	—
Materials	17,472,336	—	—
Real estate	13,610,390	—	—
Utilities	12,402,344	—	—

Total common stocks	303,249,499	—	—
Short-term investments	—	23,115,411	—

Totals by level	$303,249,499	$23,115,411	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com